Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Cost
The cost components of our operating leases follows:

	2023	2022	2021
	(In thousands)
Operating lease cost	$1,436	$1,636	$1,672
Variable lease cost	97	78	63
Short-term lease cost	94	91	64
Total	$1,627	$1,805	$1,799

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

	2023	2022
	(In thousands)
Lease right of use asset (1)	$4,911	$5,544
Lease liabilities (2)	$5,114	$5,769

Weighted average remaining lease term (years)	6.03	5.86
Weighted average discount rate	2.7%	2.4%
(1)Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.

Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2023 based on required contractual payments follows:

(In thousands)
2024	$1,142
2025	1,075
2026	903
2027	714
2028	685
2029 and thereafter	1,041
Total lease payments	5,560
Less imputed interest	(446)
Total	$5,114